PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Reconciliation of property, plant and equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)
Property, plant and equipment, at fair value
As at December 31, 2021	$25,496	$4,998	$6,457	$188	$37,139
Additions	8	(52)	2	—	(42)
Transfer from construction work-in-progress	95	1	—	1	97
Disposals	(97)	—	—	—	(97)
Items recognized through OCI:
Change in fair value	(2)	—	—	—	(2)
Foreign exchange	(171)	(85)	(201)	6	(451)
Items recognized through net income:
Depreciation	(253)	(153)	(159)	(17)	(582)
As at June 30, 2022	$25,076	$4,709	$6,099	$178	$36,062
Construction work-in-progress
As at December 31, 2021	$224	$114	$433	$5	$776
Additions	61	144	289	4	498
Transfer to property, plant and equipment	(95)	(1)	—	(1)	(97)
Items recognized through OCI:
Foreign exchange	9	(5)	15	—	19
As at June 30, 2022	$199	$252	$737	$8	$1,196
Total property, plant and equipment, at fair value
As at December 31, 2021(2)	$25,720	$5,112	$6,890	$193	$37,915
As at June 30, 2022(2)	$25,275	$4,961	$6,836	$186	$37,258
(1)Includes cogeneration and biomass.
(2)Includes right-of-use assets not subject to revaluation of $49 million (2021: $52 million) in our hydroelectric segment, $127 million (2021: $130 million) in our wind segment, $148 million (2021: $157 million) in our solar segment , and $2 million (2021: $2 million) in other.